September 15, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:        Schwab Capital  Trust Post-Effective Amendment No. 179 to Registration Statement on

              Form N-1A (File Nos. 033-62470 and 811-07704)

Ladies and Gentlemen:

Our client, Schwab Capital Trust (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 179 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the 1933 Act and Amendment No. 180 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is made for the purpose of adding Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund as additional series of the Trust.

The Trust undertakes to make an additional filing of the Registration Statement in order to respond to any comments you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the Registration Statement and file the appropriate exhibits.

No fee is required in connection with this filing. Please contact me at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen